Financial Instruments - Schedule of Derivatives Reclassifications (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Amounts recognized in OCI
Hedging cost	¥ 2,457	¥ (9,147)	¥ (857)
Interest rate swaps
Amounts recognized in OCI
Gains (losses) on cash flow hedges	3,992	1,400
Forward interest rate
Amounts recognized in OCI
Gains (losses) on cash flow hedges	(605)	(3,087)
Currency and interest rate swaps
Amounts recognized in OCI
Gains (losses) on cash flow hedges	79,394	(39,146)
Hedging cost	6,611	(9,978)
Foreign currency denominated bonds and loans
Amounts recognized in OCI
Gains (losses) on net investment hedges	107,064	112,620
Forward exchange contracts
Amounts recognized in OCI
Gains (losses) on net investment hedges	35,646	19,804
Cash flow hedge
Amount reclassified to profit or loss
Reclassification adjustments on cash flow hedges	(83,031)	(27,242)
Cash flow hedge | Interest rate swaps
Amount reclassified to profit or loss
Reclassification adjustments on cash flow hedges	1,398	1,127
Cash flow hedge | Forward interest rate
Amount reclassified to profit or loss
Reclassification adjustments on cash flow hedges	2,312	1,630
Hedging costs
Amount reclassified to profit or loss
Reclassification adjustments on cash flow hedges	¥ (3,071)	¥ (3,200)